PENSION LIABILITIES, NET (Schedule Of Changes In Fair Value Of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Fair value of plan assets at beginning of year		$ 7,124
Actual return on plan assets		146
Employer contributions to plan		18
Plan settlements		(7,053)
Exchange rates differences		$ (235)
Fair value of plan assets at end of year